PROVISIONS AND ALLOWANCES (Tables)	9 Months Ended
Sep. 30, 2025
PROVISIONS AND ALLOWANCES
Schedule of provisions

	Trade receivables		Other receivables		Inventories
	09.30.25	09.30.24	09.30.25	09.30.24	09.30.25	09.30.24
At the beginning of the year	(115,535)	(93,287)	(1,645)	(4,658)	(9,494)	(3,630)
Increases	(97,299)	(77,335)	(1,498)	(1,101)	(6,167)	(3,351)
Acquisitions through business combination (*)	(120,152)	(161)	—	—	—	—
Uses and others	36,959	10,351	735	1,112	979	277
RECPAM and currency translation adjustments	36,988	59,058	230	2,378	(14)	—
At the end of the period	(259,039)	(101,374)	(2,178)	(2,269)	(14,696)	(6,704)

(*) See Note 16.

The evolution of provisions as of September 30, 2025, and 2024 is as follows:

	Legal Claims and			Asset retirement
	contingent liabilities			obligations		Total provisions
	09.30.25		09.30.24	09.30.25	09.30.24	09.30.25	09.30.24
Current provisions
At the beginning of the year	4,737		14,184	—	—	4,737	14,184
Increases - Principal	514		2,621	—	—	514	2,621
Acquisitions through business combination (*)	14,072	(**)	—	3,764	—	17,836	—
Payments	(45,162)		(26,533)	(1,493)	—	(46,655)	(26,533)
Reclassifications from non-current	97,377		18,383	3,749	—	101,126	18,383
RECPAM, currency translation adjustments and others	(4,295)		(4,146)	(984)	—	(5,279)	(4,146)
Total current provisions	67,243		4,509	5,036	—	72,279	4,509

Non-current provisions
At the beginning of the year	27,818		34,016	36,641	35,350	64,459	69,366
Capital - Other operating costs, net	27,812		14,420	—	—	27,812	14,420
Capital - Right-of-use assets	—		—	9,577	26,104	9,577	26,104
Increase - Other interest, net	50,481		15,574	8,704	—	59,185	15,574
Acquisitions through business combination (*)	179,294	(**)	5,272	56,078	—	235,372	5,272
Payments	(340)		(4,336)	—	—	(340)	(4,336)
Reclassifications to current	(97,377)		(18,383)	(3,749)	—	(101,126)	(18,383)
RECPAM, currency translation adjustments and others	(27,418)		(13,833)	(16,094)	(21,774)	(43,512)	(35,607)
Total non-current provisions	160,270		32,730	91,157	39,680	251,427	72,410
Total provisions	227,513		37,239	96,193	39,680	323,706	76,919

(*) See Note 16.

(**) TMA is subject to various lawsuits and claims in labor, tax, regulatory, and other matters, considered in the course of its ordinary business. Information on legal claims and contingent liabilities by their nature is detailed below:

Labor contingencies	148,956
Tax contingencies	5,632
Civil and regulatory contingencies	38,778
Total	193,366